Total Capital and Net Income (Loss) Per Unit (Tables)	9 Months Ended
Sep. 30, 2018
Equity [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

	Three Months Ended September 30,
	2018	2017
	$	$
Limited partners' interest in net income (loss) for basic net income (loss) per common unit	19,134	(21,275)
Weighted average number of common units	79,687,499	79,626,819
Dilutive effect of unit-based compensation	171,972	—
Weighted average number of common units and common unit equivalents	79,859,471	79,626,819
Limited partner's interest in net income (loss) per common unit:
Basic	0.24	(0.27)
Diluted	0.24	(0.27)

	Nine Months Ended September 30,
	2018	2017
	$	$
Limited partners' interest in net income (loss) for basic net income (loss) per common unit	2,463	(14,063)
Weighted average number of common units	79,671,051	79,614,731
Dilutive effect of unit-based compensation	161,927	—
Weighted average number of common units and common unit equivalents	79,832,978	79,614,731
Limited partner's interest in net income (loss) per common unit:
Basic	0.03	(0.18)
Diluted	0.03	(0.18)